Goodwill And Other Intangible Assets, Net (Estimated Aggregate Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets, Net [Abstract]
2012	$ 49,620
2013	46,117
2014	43,688
2015	37,099
2016	28,043
2017 and after	$ 59,181